Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	DREYFUS OPPORTUNITY FUNDS
Central Index Key	0001111178
Amendment Flag	false
Document Creation Date	Feb. 27, 2017
Document Effective Date	Mar. 01, 2017
Prospectus Date	Mar. 01, 2017
Dreyfus Strategic Beta Emerging Markets Equity Fund | Class A
Prospectus:
Trading Symbol	DOFAX
Dreyfus Strategic Beta Emerging Markets Equity Fund | Class C
Prospectus:
Trading Symbol	DOFCX
Dreyfus Strategic Beta Emerging Markets Equity Fund | Class I
Prospectus:
Trading Symbol	DOFIX
Dreyfus Strategic Beta Emerging Markets Equity Fund | Class Y
Prospectus:
Trading Symbol	DOFYX
Dreyfus Strategic Beta Global Equity Fund | Class A
Prospectus:
Trading Symbol	DBGAX
Dreyfus Strategic Beta Global Equity Fund | Class C
Prospectus:
Trading Symbol	DBGCX
Dreyfus Strategic Beta Global Equity Fund | Class I
Prospectus:
Trading Symbol	DBGIX
Dreyfus Strategic Beta Global Equity Fund | Class Y
Prospectus:
Trading Symbol	DBGYX